Acquisitions - Schedule of Pro Forma Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Pro Forma Information Abstract
Revenue	$ 1,469,516	$ 2,463,738
Net Income (Loss)	$ (4,438,269)	$ (11,536,888)